Debt, Credit Agreement (FY) (Details) - USD ($) $ in Thousands			5 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Jun. 13, 2022	Nov. 30, 2021	Jun. 10, 2020	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2019
Credit Agreement [Abstract]
Debt issuance costs paid			$ 0	$ 3,825	$ 955	$ 960	$ 960	$ 0
Credit Agreement [Member]
Credit Agreement [Abstract]
Borrowings			$ 192,000
Debt issuance costs paid	$ 955			3,825			$ 960
Percentage of mandatory repayments on principal amount					0.50%		0.50%
Mandatory prepayment amount				$ 740			$ 0
Effective interest rate percentage				9.50%	10.30%		9.50%
Premium percentage on principal repayment					10.00%		10.00%
Premium amount on principal repayment					$ 4,800		$ 4,800
Premium accrued						$ 1,118
Premium amount				$ 3,682			$ 0
Additional percentage of default interest rate in an event of default					2.00%		2.00%
Period considered for additional premium after inception					24 months		24 months
Maximum leverage ratio for next three months							4.75
Maximum leverage ratio after three months							3.25
Estimated fair value				200,640	$ 189,746		$ 142,963
Maturities of the Credit Agreement [Abstract]
2022							3,840
2023							3,840
2024							3,840
2025							128,640
Thereafter							0
Debt, gross				195,682	$ 197,940		140,160
Credit Agreement [Member] | Interest Income (Expense), Net [Member]
Credit Agreement [Abstract]
Premium accrued				$ 3,682			1,118
Credit Agreement [Member] | On or Before November 30, 2021 [Member]
Credit Agreement [Abstract]
Principal repayment, required amount		$ 48,000					$ 48,000
Credit Agreement [Member] | Index Rate [Member]
Credit Agreement [Abstract]
Debt instrument variable rate percentage					7.00%		7.00%
Credit Agreement [Member] | LIBOR [Member]
Credit Agreement [Abstract]
Debt instrument variable rate percentage					8.00%		8.00%